INVENTORY (Tables)	12 Months Ended
Dec. 31, 2023
Inventory, Net [Abstract]
Summary of Inventories
	December 31,
	2023	2022

Raw materials	$640	$1,053
Work in process	803	2,242
Finished goods	425	941

	$1,868	$4,236